Subsequent Events	9 Months Ended
Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

10. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after September 30, 2015, up through the date these consolidated financial statements were issued.

Effective October 28, 2015, the Company issued 150,000 shares in a private placement for a receipt of $150,000.